UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end December 31

Date of reporting period: January 1, 2025 – December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - December 31, 2025

Polaris Global Value Fund

PGVFX

Fund Overview

This annual shareholder report contains important information about the Polaris Global Value Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://polarisfunds.com/resources/. You can also request this information by contacting us at (888) 263-5594.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polaris Global Value Fund	$112	0.99%

How did the Fund perform in the last year?

The Fund outperformed the benchmark for the year, with all but two sectors posting double-digit returns. Cyclicals like Financials, Industrials and Information Technology ("IT") led the charge. Communications Services and Real Estate paled in comparison. Geographically, more than 70% of holdings posted double-digit gains, with outperformance in Japan, Norway, Canada, Sweden, Italy and Netherlands. Holdings in Belgium, Singapore, Hong Kong and out-of-benchmark Colombia declined.

Financials contributed most due to a significant overweight; similar to semi-annual results, Shinhan Financial Group topped the sector on the back of strong earnings. Large-cap U.S. Financials JPMorgan Chase & Co. and Capital One Financial added measurably. In Industrials, Marubeni Corp. and HD Hyundai Electric gained, the latter of which capitalized on persistent power constraints favoring transformer manufacturers. The Fund’s IT gains soundly outperformed, led by two South Korean semiconductor companies (SK hynix and Samsung Electronics) that are capitalizing on Artificial Intelligence demand.

Materials had barbell returns, with Lundin Mining up more than 100% on robust revenues and production improvements, while Smurfit Westrock and Methanex Corp. dragged on the sector. Methanex shared muted long-term guidance, dragging down the stock. Smurfit Westrock’s quarterly earnings missed estimates and management trimmed full-year guidance due to challenging demand for paper packaging.

Top Contributors

Top Detractors

  SK hynix, Inc.

  Samsung Electronics Co., Ltd.

  Lundin Mining Corp.

  Marubeni Corp.

  Shinhan Financial Group Co., Ltd.

  Smurfit WestRock PLC

  Crocs, Inc.

  UnitedHealth Group, Inc.

  Allison Transmission Holdings, Inc.

  Methanex Corp.

Total Return Based on a $10,000 Investment

Date	Polaris Global Value Fund	MSCI World Index
12/31/15	$10,000	$10,000
03/31/16	$10,071	$9,965
06/30/16	$9,740	$10,066
09/30/16	$10,633	$10,555
12/31/16	$11,167	$10,751
03/31/17	$11,698	$11,437
06/30/17	$12,306	$11,897
09/30/17	$12,766	$12,473
12/31/17	$13,467	$13,159
03/31/18	$13,132	$12,991
06/30/18	$13,307	$13,216
09/30/18	$13,535	$13,874
12/31/18	$11,763	$12,013
03/31/19	$12,984	$13,512
06/30/19	$13,396	$14,053
09/30/19	$13,240	$14,128
12/31/19	$14,444	$15,337
03/31/20	$9,859	$12,108
06/30/20	$11,698	$14,452
09/30/20	$12,209	$15,598
12/31/20	$15,405	$17,776
03/31/21	$17,082	$18,651
06/30/21	$17,543	$20,095
09/30/21	$17,357	$20,094
12/31/21	$17,776	$21,654
03/31/22	$16,955	$20,538
06/30/22	$14,762	$17,214
09/30/22	$13,396	$16,149
12/31/22	$15,641	$17,726
03/31/23	$16,080	$19,096
06/30/23	$16,354	$20,400
09/30/23	$15,989	$19,694
12/31/23	$17,951	$21,942
03/31/24	$19,012	$23,891
06/30/24	$18,827	$24,519
09/30/24	$20,085	$26,080
12/31/24	$18,908	$26,039
03/31/25	$19,667	$25,572
06/30/25	$21,393	$28,506
09/30/25	$22,464	$30,578
12/31/25	$24,007	$31,532

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at www.polarisfunds.com/performance.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Polaris Global Value Fund	26.97%	9.28%	9.15%
MSCI World Index	21.09%	12.15%	12.17%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$487,072,983
# of Portfolio Holdings	88
Portfolio Turnover Rate	25%
Investment Advisory Fees (Net of fees waived)	$3,471,133

Top Ten Holdings

(% total investments)*

SK hynix, Inc.	2.92%
United Therapeutics Corp.	2.41%
Samsung Electronics Co., Ltd.	2.34%
Marubeni Corp.	1.66%
International Consolidated Airlines Group SA	1.66%
Gilead Sciences, Inc.	1.62%
Popular, Inc.	1.60%
Shinhan Financial Group Co., Ltd.	1.59%
JPMorgan Chase & Co.	1.59%
ITOCHU Corp.	1.57%

* excluding cash equivalents

Country Weightings

(% total investments)*

Value	Value
United States	33.3%
Japan	10.1%
South Korea	9.6%
France	7.8%
Germany	6.1%
United Kingdom	5.3%
Norway	3.7%
Ireland	3.0%
Switzerland	2.9%
Sweden	2.5%
China	2.4%
Spain	2.1%
Italy	1.9%
Canada	1.9%
Puerto Rico	1.6%
Netherlands	1.4%
Hong Kong	1.2%
Singapore	1.1%
Taiwan	0.8%
Chile	0.8%
Belgium	0.5%
Russia	0.0%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Value	Value
Financials	26.8%
Industrials	17.1%
Health Care	13.3%
Consumer Discretionary	9.7%
Information Technology	9.2%
Consumer Staples	6.4%
Materials	5.7%
Energy	4.7%
Communication Services	3.5%
Utilities	2.5%
Real Estate	1.1%

* excluding cash equivalents

Additional information is available by scanning the QR code or at https://polarisfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Annual Shareholder Report - December 31, 2025

225A-PGVFX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $19,900 in 2025 and $19,900 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,600 in 2025 and $3,600 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
DECEMBER 31, 2025

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Report of Independent Registered Public Accounting Firm 15
Important Tax Information (Unaudited) 16
Other Information (Unaudited) 17

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.7%
Belgium - 0.5%
13,500 D'ieteren Group $ 2,441,654
Canada - 1.8%
231,000 Lundin Mining Corp. 4,964,846
99,237 Methanex Corp. 3,936,077
8,900,923
Chile - 0.7%
132,350,500 Latam Airlines Group SA 3,583,354
China - 2.4%
268,800 Alibaba Group Holding, Ltd. 4,932,047
790,500 Ping An Insurance Group Co. of
China, Ltd. 6,617,379
11,549,426
France - 7.6%
33,200 Capgemini SE 5,550,117
153,100 Cie Generale des Etablissements
Michelin SCA 5,093,624
39,907 IPSOS SA 1,606,750
56,776 Publicis Groupe SA 5,913,006
45,600 Sanofi SA 4,432,892
51,491 Teleperformance SE 3,742,076
77,200 TotalEnergies SE 5,043,427
39,553 Vinci SA 5,580,246
36,962,138
Germany - 5.9%
135,400 Daimler Truck Holding AG 5,938,436
118,200 Deutsche Post AG 6,491,201
131,979 Deutsche Telekom AG 4,290,114
19,200 Hannover Rueck SE 6,006,494
9,300 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 6,144,486
28,870,731
Hong Kong - 1.2%
576,800 AIA Group, Ltd. 5,921,636
Ireland - 2.9%
1,036,300 Greencore Group PLC 3,548,078
33,900 Jazz Pharmaceuticals PLC
(a)
5,763,000
126,652 Smurfit WestRock PLC 4,897,633
14,208,711
Italy - 1.9%
300,400 Eni SpA 5,697,905
4,371,673 TREVI - Finanziaria Industriale
SpA
(a)
3,262,370
8,960,275
Shares Security Description Value
Japan - 9.9%
355,100 Daicel Corp. $ 3,171,507
595,000 ITOCHU Corp. 7,502,075
290,200 KDDI Corp. 5,017,918
61,500 Macnica Holdings, Inc. 939,343
283,700 Marubeni Corp. 7,883,977
396,000 Mitsubishi UFJ Financial Group, Inc. 6,302,528
221,400 ORIX Corp. 6,436,770
224,000 Sony Group Corp. 5,754,443
172,200 Takeda Pharmaceutical Co., Ltd. 5,315,290
48,323,851
Netherlands - 1.4%
164,200 Koninklijke Ahold Delhaize NV 6,728,789
Norway - 3.6%
202,596 DNB Bank ASA 5,657,815
166,137 SpareBank 1 Sor-Norge ASA 3,269,998
158,654 Sparebanken Norge 3,117,362
135,700 Yara International ASA 5,573,393
17,618,568
Puerto Rico - 1.6%
61,300 Popular, Inc. 7,633,076
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)
398
Singapore - 1.1%
195,650 United Overseas Bank, Ltd. 5,336,463
South Korea - 9.4%
26,700 F&F Co., Ltd./New
(a)
1,269,619
12,400 HD Hyundai Electric Co., Ltd. 6,662,455
61,100 Kia Corp. 5,166,069
133,758 Samsung Electronics Co., Ltd. 11,132,959
142,000 Shinhan Financial Group Co., Ltd. 7,580,299
30,800 SK hynix, Inc. 13,918,851
45,730,252
Spain - 2.0%
232,500 Bankinter SA 3,867,627
167,600 Endesa SA 6,032,993
9,900,620
Sweden - 2.5%
119,300 Duni AB, Class A 1,363,206
100,203 Loomis AB 4,249,091
240,300 SKF AB, Class B 6,415,656
12,027,953
Switzerland - 2.8%
4,450 Barry Callebaut AG 7,337,079
20,544 Chubb, Ltd. 6,412,193
13,749,272

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Taiwan - 0.8%
1,111,800 Chailease Holding Co., Ltd. $ 3,733,069
United Kingdom - 5.2%
308,158 Inchcape PLC 3,194,286
1,411,400 International Consolidated Airlines
Group SA 7,882,046
11,113 Linde PLC 4,738,472
40,528 Next PLC 7,473,348
173,300 Nomad Foods, Ltd. 2,167,983
25,456,135
United States - 32.5%
26,251 AbbVie, Inc. 5,998,091
53,700 Allison Transmission Holdings, Inc. 5,257,230
49,500 Arrow Electronics, Inc.
(a)
5,453,910
26,064 Capital One Financial Corp. 6,316,946
41,800 Cullen/Frost Bankers, Inc. 5,293,134
92,200 CVS Health Corp. 7,316,992
15,500 Elevance Health, Inc. 5,433,525
114,600 Gaming and Leisure Properties, Inc.
REIT 5,121,474
21,067 General Dynamics Corp. 7,092,416
63,000 Gilead Sciences, Inc. 7,732,620
42,200 Ingredion, Inc. 4,652,972
94,563 International Bancshares Corp. 6,282,766
23,435 JPMorgan Chase & Co. 7,551,226
111,700 Lantheus Holdings, Inc.
(a)
7,433,635
148,100 LKQ Corp. 4,472,620
25,800 M&T Bank Corp. 5,198,184
36,282 Marathon Petroleum Corp. 5,900,542
43,100 MKS, Inc. 6,887,380
72,881 NextEra Energy, Inc. 5,850,876
351,529 Sally Beauty Holdings, Inc.
(a)
5,012,803
228,700 SLM Corp. 6,188,622
104,000 Tyson Foods, Inc., Class A 6,096,480
23,600 United Therapeutics Corp.
(a)
11,499,100
6,368 UnitedHealth Group, Inc. 2,102,140
106,738 Webster Financial Corp. 6,718,090
92,400 Williams Cos., Inc. 5,554,164
158,417,938
Total Common Stock (Cost $294,888,191) 476,055,232
Money Market Fund - 2.3%
11,060,587 Northern Institutional
Treasury Portfolio
Premier Shares, 3.59%
(b)
(Cost $11,060,587) 11,060,587
Investments, at value - 100.0% (Cost $305,948,778) $ 487,115,819
Other Assets & Liabilities, Net - 0.0% (42,836)
Net Assets - 100.0% $ 487,072,983
PJSC Public Joint Stock Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2025.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Belgium $ 2,441,654 $ – $ – $ 2,441,654
Canada 8,900,923 – – 8,900,923
Chile 3,583,354 – – 3,583,354
China 11,549,426 – – 11,549,426
France 36,962,138 – – 36,962,138
Germany 28,870,731 – – 28,870,731
Hong Kong 5,921,636 – – 5,921,636
Ireland 14,208,711 – – 14,208,711
Italy 8,960,275 – – 8,960,275
Japan 48,323,851 – – 48,323,851
Netherlands 6,728,789 – – 6,728,789
Norway 17,618,568 – – 17,618,568
Puerto Rico 7,633,076 – – 7,633,076
Russia – – 398 398
Singapore 5,336,463 – – 5,336,463
South Korea 45,730,252 – – 45,730,252
Spain 9,900,620 – – 9,900,620
Sweden 12,027,953 – – 12,027,953
Switzerland 13,749,272 – – 13,749,272
Taiwan 3,733,069 – – 3,733,069
United Kingdom 25,456,135 – – 25,456,135
United States 158,417,938 – – 158,417,938
Money Market Fund 11,060,587 – – 11,060,587
Investments at Value $ 487,115,421 $ – $ 398 $ 487,115,819

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Common Stock
Balance as of 12/31/24 $ 277
Change in Unrealized Appreciation/(Depreciation) 121
Balance as of 12/31/25
$ 398
Net change in unrealized depreciation from
investments held as of 12/31/25 $ 121
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 3.5%
Consumer Discretionary 9.5%
Consumer Staples 6.3%
Energy 4.6%
Financials 26.2%
Health Care 12.9%
Industrials 16.7%
Information Technology 9.0%
Materials 5.6%
Real Estate 1.0%
Utilities 2.4%
Money Market Fund 2.3%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2025
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $305,948,778) $ 487,115,819
Cash 15,605
Foreign currency (Cost $6,704) 6,704
Receivables:
Fund shares sold 105,019
Dividends 263,869
Reclaims 912,566
Prepaid expenses 15,502
Total Assets
488,435,084
LIABILITIES
Payables:
Fund shares redeemed 631,687
Distributions payable 274,990
Accrued Liabilities:
Investment adviser fees 327,917
Fund services fees 41,339
Other expenses 86,168
Total Liabilities
1,362,101
NET ASSETS
$ 487,072,983
COMPONENTS OF NET ASSETS
Paid-in capital $ 303,880,174
Distributable Earnings 183,192,809
NET ASSETS
$ 487,072,983
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 13,066,435
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 37.28

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2025
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,163,438) $ 12,322,605
Total Investment Income
12,322,605
EXPENSES
Investment adviser fees 4,431,067
Fund services fees 523,014
Custodian fees 98,348
Registration fees 26,841
Professional fees 93,973
Trustees' fees and expenses 31,041
Other expenses 194,903
Total Expenses 5,399,187
Fees waived
(1,012,434)
Net Expenses
4,386,753
NET INVESTMENT INCOME
7,935,852
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
13,442,980
Foreign currency transactions
(66,187)
Net realized gain
13,376,793
Net change in unrealized appreciation (depreciation) on:
Investments
84,957,468
Foreign currency translations
82,256
Net change in unrealized appreciation (depreciation)
85,039,724
NET REALIZED AND UNREALIZED GAIN
98,416,517
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 106,352,369

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2025 2024
OPERATIONS
Net investment income $ 7,935,852 $ 7,467,066
Net realized gain 13,376,793 21,591,058
Net change in unrealized appreciation (depreciation) 85,039,724 (6,781,108)
Increase in Net Assets Resulting from Operations
106,352,369 22,277,016
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(24,341,336) (22,341,484)
CAPITAL SHARE TRANSACTIONS
Sale of shares 8,398,780 3,938,144
Reinvestment of distributions 23,603,879 21,266,750
Redemption of shares
(35,867,753) (31,887,789)
Redemption fees
1,718 16,099
Decrease in Net Assets from Capital Share Transactions
(3,863,376) (6,666,796)
Increase (Decrease) in Net Assets
78,147,657 (6,731,264)
NET ASSETS
Beginning of Year
408,925,326 415,656,590
End of Year
$ 487,072,983 $ 408,925,326
SHARE TRANSACTIONS
Sale of shares 254,357 120,830
Reinvestment of distributions 633,691 662,798
Redemption of shares
(1,057,111) (979,567)
Decrease in Shares
(169,063) (195,939)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2025 2024 2023 2022 2021
NET ASSET VALUE, Beginning of Year
$ 30.90 $ 30.95 $ 27.42 $ 32.26 $ 29.12
INVESTMENT OPERATIONS
Net investment income (a) 0.62 0.57 0.49 0.50 0.48
Net realized and unrealized gain (loss)
7.69 1.12 3.56 (4.37) 3.97
Total from Investment Operations
8.31 1.69 4.05 (3.87) 4.45
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.69) (0.61) (0.52) (0.43) (0.50)
Net realized gain
(1.24) (1.13) – (0.54) (0.81)
Total Distributions to Shareholders
(1.93) (1.74) (0.52) (0.97) (1.31)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 37.28 $ 30.90 $ 30.95 $ 27.42 $ 32.26
TOTAL RETURN
26.97% 5.34% 14.77% (12.01)% 15.36%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 487,073 $ 408,925 $ 415,657 $ 392,070 $ 492,795
Ratios to Average Net Assets:
Net investment income 1.80% 1.75% 1.72% 1.74% 1.47%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.22% 1.22% 1.22% 1.23% 1.21%
PORTFOLIO TURNOVER RATE 25% 17% 14% 19% 19%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.
The objective and strategy of the Fund is used by the adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Polaris Capital Management, LLC, the Fund's adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a
NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2025, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of December 31, 2025, if any, are disclosed in the Fund’s
Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of December 31, 2025, if any, are disclosed in the Fund’s
Schedule of Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of
Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive
Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as
well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit
Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
to 0.99%, through at least April 30, 2026 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended December 31,
2025, fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i)
the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of
December 31, 2025, $2,727,426 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 959,934 $ 52,500 $ 1,012,434

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2025, were $107,244,257 and $135,179,303, respectively.
Note 6. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 7. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of December 31, 2025, the Fund had an individual shareholder account comprising approximately 44.37% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.
Note 8. Federal Income Tax
As of December 31, 2025, the cost of investments for federal income tax purposes is $307,177,179 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2025, distributable earnings on a tax basis were as follows:
Gross Unrealized Appreciation
$ 187,980,213
Gross Unrealized Depreciation
(8,041,573)
Net Unrealized Appreciation
$ 179,938,640
2025 2024
Ordinary Income $ 8,890,769 $ 7,941,040
Long-Term Capital Gain 15,450,567 14,400,444
$ 24,341,336 $ 22,341,484
Undistributed Ordinary Income
$ 1,036,885
Undistributed Long-Term Gain
2,193,911
Net Unrealized Appreciation
179,938,640
Other Temporary Differences
23,373
Total
$ 183,192,809

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2025
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to real estate investment trusts, passive foreign investment company transactions, wash sales, and return of capital on equity securities.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Polaris Global Value Fund and
the Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Polaris
Global Value Fund (the “Fund”), a series of Forum Funds, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 24, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 18, 2026

Polaris Global Value Fund
IMPORTANT TAX INFORMATION (Unaudited)
DECEMBER 31, 2025
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 28.80 % of its income dividend distributed as qualifying for the corporate dividends-received deduction and
100.00 % for the qualified dividend rate as defined in Section 1(h)(11) of the Code. Pursuant to Section 852(b)(3) of the
Internal Revenue Code, the Fund designated $15,450,567 as long-term capital gain dividends.

Polaris Global Value Fund
OTHER INFORMATION (Unaudited)
DECEMBER 31, 2025
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
N/A

Annual Financials and
Other Information
DECEMBER 31, 2025
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1225

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 19, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 19, 2026